INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2020	December 31, 2019
Corporate Bonds	15,216	12,753
Shares	20,104	61,326
Total Investment in Debt and Equity Securities	35,320	74,079

Corporate Bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Six months ended June 30, 2020			Year ended December 31, 2019
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,131	536	4,667	4,132	558	4,690
Oro Negro 7.5%	566	827	1,393	5,705	—	5,705
Oro Negro 12%	—	—	—	2,281	77	2,358
NT Rig Holdco 12%	3,568	403	3,971	—	—	—
NT Rig Holdco 7.5%	5,139	46	5,185	—	—	—
Total corporate bonds	13,404	1,812	15,216	12,118	635	12,753

In 2020, the existing Oro Negro 12% Bonds and Oro Negro 7.5% Bonds completed a conversion that resulted in the recognition of NT Rig Holdco Liquidity 12% Bonds and NT Rig Holdco 7.5% Bonds, and redemption of all the Oro Negro 12% Bonds and a substantial proportion of the Oro Negro 7.5% Bonds. The Company recorded no gain or loss on redemption of the bonds. The Company also acquired an additional 1.3 million of the NT Rig Holdco 12% bonds in the six months ended June 30, 2020.

Shares
Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income.

(in thousands of $)	June 30, 2020	December 31, 2019
Frontline	10,107	43,775
NorAm Drilling	1,949	4,326
ADS Crude Carriers	8,048	13,225
Total shares	20,104	61,326

Equity Securities pledged to creditors	10,107	43,775

Equity Securities Pledged to Creditors
As of June 30, 2020 the Company held approximately 1.4 million shares (December 31, 2019: 3.4 million shares) in Frontline Ltd ("Frontline") (see Note 16: Related Party Transactions).
In December 2019, the Company entered into a forward contract to repurchase 3.4 million shares of Frontline in June 2020 for $36.8 million.

During the six months ended June 30, 2020, the Company repurchased and subsequently sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded gains of $2.3 million in the statement of operations in respect of the sales.

In June 2020, the Company rolled forward the forward contract related to the remaining approximately 1.4 million shares until September 30, 2020 at a repurchase price of $16.1 million including deemed interest. The transaction has been accounted for as secured borrowing, with the shares retained in 'Marketable Securities pledged to creditors' and a liability recorded at June 30, 2020 within debt for $15.6 million (See also Note 11: Short-Term and Long-Term Debt).